Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

24 COMMITMENTS AND CONTINGENCIES

(a)	Operating lease and IT related expense

The Group has entered into non-cancellable operating leases covering various facilities as well as has minimum payment commitment for IT related expenses. The rental expenses and IT related expenses were RMB106,165, RMB77,024 and RMB66,931 for the years ended March 31, 2017, 2018 and 2019, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.

Future minimum payments under these non-cancellable agreements are as follows:

	Payments due by period
	Operating lease obligations	IT related expenses	Total
	RMB	RMB	RMB
For the year ended March 31,
2020	27,398	4,712	32,110
2021	23,886	—	23,886
2022	19,580	—	19,580

Total	70,864	4,712	75,576

(b)	Capital and other commitments

There is no future minimum capital lease payments as of March 31, 2019.

(c)	Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2019, the Group is not a party to any material legal or administrative proceedings.

The Group accounts for loss contingencies if both of the following conditions are met: a) Information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and b) The amount of loss can be reasonably estimated. As of March 31, 2019, the Group did not have significant loss contingencies.